GOODWILL (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill [Table Text Block]
Changes in the carrying amount of goodwill for the years ended December 31, 2013 and 2014 according to the Company's reporting units are as follows (see also 16):

	IT professional services	Software services	Total

As of January 1, 2013	$18,036	$26,627	$44,663

Business combination	9,007	1,036	10,043
Classifications	430	-	430
Foreign currency translation adjustments	1,022	(845)	177

As of December 31, 2013	28,495	26,818	55,313

Business combination	-	3,664	3,664
Classifications	-	(496)	(735)
Foreign currency translation adjustments	(1,906)	(1,085)	(2,752)

As of December 31, 2014	26,589	28,901	55,490